Inventories - Schedule of Inventories (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [line items]
Parts and Supplies	CAD 77	CAD 55
Inventories	1,389	1,237
Refining and Marketing [Member]
Disclosure of inventories [line items]
Refining and Marketing	894	1,006
Oil Sands [Member]
Disclosure of inventories [line items]
Crude Oil	414	156
Deep Basin [Member]
Disclosure of inventories [line items]
Crude Oil	2
Conventional [Member]
Disclosure of inventories [line items]
Crude Oil	CAD 2	CAD 20